Investment Strategy	Oct. 13, 2026
Leverage Shares MANGOS ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities issued by, and financial instruments with economic characteristics that in combination provide investment exposure to, the following six companies (each, a “MANGOS Company” and collectively, the “MANGOS Companies”): Meta Platforms, Inc., Anthropic PBC, NVIDIA Corporation, Alphabet Inc., OpenAI, Inc., and Space Exploration Technologies Corp. The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the MANGOS Companies. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of one or more MANGOS Companies for payments based on the Fund’s net assets.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain long exposure to the MANGOS Companies by purchasing call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on a MANGOS Company with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on a MANGOS Company. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a long position in a MANGOS Company, with gains or losses determined primarily by changes in the price of such company relative to the strike price of the options.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts based on the value of the MANGOS Companies. The Fund will only buy and sell option contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options that permit customization of contract terms including strike price, expiration date and exercise style and are also guaranteed for settlement by the OCC. The Fund may utilize either European style options, which may be exercised only at expiration, or American style options, which may be exercised at any time prior to expiration.

Certain MANGOS Companies may not have publicly traded equity securities at the time of the Fund’s investment. To the extent that any MANGOS Company is privately held, the Fund will generally seek economic exposure to such companies through total return swaps that reference perpetual futures on the non-public companies. The Fund will not invest in perpetual futures directly. Nor will the Fund’s investment exposure to any of the already-public companies be through total return swaps priced on perpetual futures. The Fund expects to maintain exposure to the MANGOS Companies on an ongoing basis under normal market conditions. Its investments in the publicly traded MANGOS companies are expected to be generally equally weighted, subject to market movements, cash flows, liquidity considerations and portfolio management requirements. The Fund’s weightings to the privately held MANGOS companies will be significantly less than those to the publicly traded MANGOS Companies and will be limited to 15% of the Fund’s net assets in the aggregate. During an initial public offering (“IPO”) of a privately held MANGOS Company, subject to applicable exchange requirements, the Fund will limit its exposure to such Company on the IPO date and for two days after (T+2) the IPO to 10% of the Fund’s net assets. Shortly following an IPO by a privately held MANGOS Company, the Fund’s weighting of such Company is expected to be generally equal to the weighting of the other publicly traded MANGOS Companies, subject to the same constraints.

The Fund expects initially to classify private-company swaps as illiquid but may subsequently classify a swap as highly liquid, moderately liquid or less liquid when supported by current, documented evidence under Rule 22e-4 of the Investment Company Act of 1940, as amended. Classifications will be reviewed under the Fund’s liquidity risk management program using current, documented evidence, including termination rights, price impact and settlement terms. Cash settlement or a termination right alone does not determine the classification. Illiquid swap assets count toward the Fund’s 15% limit on illiquid investments.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate a substantial portion of its assets as collateral for swap agreements or as premiums for purchased option contracts.

Generally, the Fund seeks to maintain investment exposure to the MANGOS Companies regardless of market conditions and without taking defensive positions in cash or other instruments in anticipation of an adverse climate for the MANGOS Companies.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Meta Platforms, Inc. (NASDAQ: META) was incorporated in 2004 and builds technology that helps people connect and share, find communities, and grow businesses. The Company’s products enable people to connect and share with friends and family through mobile devices, personal computers, virtual reality (VR) and mixed reality (MR) headsets, and wearables.

Anthropic PBC is an artificial intelligence (“AI”) company that develops and commercializes advanced AI systems, including large language models, for enterprise and consumer applications. The company develops the Claude series of large language models. As of the date of this Prospectus, Anthropic is not publicly traded and does not file periodic reports under the Securities Exchange Act of 1934. If and when Anthropic’s securities become publicly listed, the Fund will disclose the applicable trading market and ticker symbol.

NVIDIA Corporation (NASDAQ: NVDA) designs, develops, and markets three-dimensional (3D) graphics processors and related software. Nvidia offers products that provide interactive 3D graphics to the mainstream personal computer market. Nvidia pioneered accelerated computing to help solve the most challenging computational problems. More recently, graphic processing units’ deep learning have ignited artificial intelligence with the graphic processing unit acting as the brain of computers, robots and self-driving vehicles.

Alphabet, Inc. (NASDAQ: GOOGL) is a holding company that provides online advertising services and operates a range of technology businesses. The company generates the substantial majority of its revenues from advertising through its Google Services segment and also offers products and services including search, YouTube, cloud computing, subscriptions, platforms and devices, and other technology services.

OpenAI, Inc. is an AI company focused on the research, deployment, and commercialization of AI systems, including large language models, generative AI platforms, and related infrastructure and enterprise services. The company develops the GPT family of large language models, including ChatGPT. As of the date of this Prospectus, OpenAI is not publicly traded and does not file periodic reports under the Securities Exchange Act of 1934. If and when OpenAI’s securities become publicly listed, the Fund will disclose the applicable trading market and ticker symbol.

Space Exploration Technologies Corp. (NASDAQ: SPCX) is a diversified technology enterprise with operations spanning aerospace launch services, satellite-based communications networks, and artificial intelligence technologies. Its activities include the development and launch of orbital vehicles, operation of satellite constellations, and the integration of artificial intelligence capabilities to support existing and future products and services.

Each publicly listed MANGOS Company is subject to the reporting requirements of the Securities and Exchange Act of 1934 and files periodic reports with the SEC, which are publicly available at www.sec.gov. Information regarding the MANGOS Companies that are not publicly traded may be obtained from other sources including, but not limited to, the company’s website, press releases, newspaper articles and other publicly disseminated documents and information.

This Prospectus relates only to the securities offered hereby and does not relate to any securities offered by the MANGOS Companies. The Fund has derived all disclosures contained in this Prospectus regarding the MANGOS Companies from publicly available information. Neither the Fund, the Trust, the Adviser nor any of their respective affiliates has participated in the preparation of such information or makes any representation regarding the accuracy or completeness of any publicly available information concerning a MANGOS Company. In addition, there can be no assurance that all events occurring prior to the date of this Prospectus, including events that could affect the trading prices of the MANGOS Companies, have been publicly disclosed. Subsequent disclosure of material events concerning a MANGOS Company, or the failure to disclose such events, could affect the value of the Fund and the Fund’s ability to achieve its investment objective.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities issued by, and financial instruments with economic characteristics that in combination provide investment exposure to, the following six companies (each, a “MANGOS Company” and collectively, the “MANGOS Companies”): Meta Platforms, Inc., Anthropic PBC, NVIDIA Corporation, Alphabet Inc., OpenAI, Inc., and Space Exploration Technologies Corp.
Leverage Shares 2X Long MANGOS Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% leveraged exposure to the performance of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leverage to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed option that permits customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease in value by more than 50% in a single trading day, the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

The Leverage Shares MANGOS ETF is an actively managed ETF that invests primarily in the equity securities issued by, and financial instruments with economic characteristics that in combination provide investment exposure to, the following six companies (each, a “MANGOS Company” and collectively, the “MANGOS Companies”): Meta Platforms, Inc., Anthropic PBC, NVIDIA Corporation, Alphabet Inc., OpenAI, Inc., and Space Exploration Technologies Corp. The Underlying Security obtains economic exposure to the MANGOS Companies through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the MANGOS Companies. The Adviser is also the investment adviser to the Underlying Security.

Meta Platforms, Inc. (NASDAQ: META) was incorporated in 2004 and builds technology that helps people connect and share, find communities, and grow businesses. The Company’s products enable people to connect and share with friends and family through mobile devices, personal computers, virtual reality (VR) and mixed reality (MR) headsets, and wearables.

Anthropic PBC is an artificial intelligence (“AI”) company that develops and commercializes advanced AI systems, including large language models, for enterprise and consumer applications. The company develops the Claude series of large language models. As of the date of this Prospectus, Anthropic is not publicly traded and does not file periodic reports under the Securities Exchange Act of 1934. If and when Anthropic’s securities become publicly listed, the Fund will disclose the applicable trading market and ticker symbol.

NVIDIA Corporation (NASDAQ: NVDA) designs, develops, and markets three-dimensional (3D) graphics processors and related software. Nvidia offers products that provide interactive 3D graphics to the mainstream personal computer market. Nvidia pioneered accelerated computing to help solve the most challenging computational problems. More recently, graphic processing units’ deep learning have ignited artificial intelligence with the graphic processing unit acting as the brain of computers, robots and self-driving vehicles.

Alphabet, Inc. (NASDAQ: GOOGL) is a holding company that provides online advertising services and operates a range of technology businesses. The company generates the substantial majority of its revenues from advertising through its Google Services segment and also offers products and services including search, YouTube, cloud computing, subscriptions, platforms and devices, and other technology services.

OpenAI, Inc. is an AI company focused on the research, deployment, and commercialization of AI systems, including large language models, generative AI platforms, and related infrastructure and enterprise services. The company develops the GPT family of large language models, including ChatGPT. As of the date of this Prospectus, OpenAI is not publicly traded and does not file periodic reports under the Securities Exchange Act of 1934. If and when OpenAI’s securities become publicly listed, the Fund will disclose the applicable trading market and ticker symbol.

Space Exploration Technologies Corp. (NASDAQ: SPCX) is a diversified technology enterprise with operations spanning aerospace launch services, satellite-based communications networks, and artificial intelligence technologies. Its activities include the development and launch of orbital vehicles, operation of satellite constellations, and the integration of artificial intelligence capabilities to support existing and future products and services.

Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security, including its most recent reports to shareholders, can be located by reference to its Investment Company Act file number 811-23872 (CIK: 0001976322) through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Each publicly listed MANGOS Company files periodic reports with the SEC, which are publicly available at www.sec.gov. Information regarding the MANGOS Companies that are not publicly traded may be obtained from other sources including, but not limited to, the company’s website, press releases, newspaper articles and other publicly disseminated documents and information.

This Prospectus relates only to the securities offered hereby and does not relate to any securities offered by the MANGOS Companies. The Fund has derived all disclosures contained in this Prospectus regarding the MANGOS Companies from the publicly available documents and information described above. Neither the Fund, the Trust, the Adviser nor any of their respective affiliates has participated in the preparation of such information or makes any representation regarding the accuracy or completeness of any publicly available information concerning a MANGOS Company. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of this Prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the price of the MANGOS Companies have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning a MANGOS Company could affect the value of the Fund and the Fund’s ability to achieve its investment objective.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% leveraged exposure to the performance of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.
Leverage Shares 2X Short MANGOS Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide -200% inverse leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged inverse (-200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”), the Fund’s investment adviser, attempts to consistently apply inverse leverage to obtain short exposure to the Underlying Security equal to -200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain short exposure to the Underlying Security by purchasing deep in-the-money put option contracts, or by entering into option combinations designed to replicate short exposure. In particular, the Fund may establish a position consisting of the purchase of the sale of an at-the-money call option and the purchase of an at-the-money put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic short forward”). The Fund will receive the premium for each call option contract sold and pay the premium for each put option contract bought. These option positions are designed to provide economic exposure similar to a short position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. The maturities of such option positions are typically short-term and may range from one day to one month.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its inverse exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has fallen on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security increases on a given day, the Fund’s net assets are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security were to increase in value by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

The Leverage Shares MANGOS ETF is an actively managed ETF that invests primarily in the equity securities issued by, and financial instruments with economic characteristics that in combination provide investment exposure to, the following six companies (each, a “MANGOS Company” and collectively, the “MANGOS Companies”): Meta Platforms, Inc., Anthropic PBC, NVIDIA Corporation, Alphabet Inc., OpenAI, Inc., and Space Exploration Technologies Corp. The Underlying Security obtains economic exposure to the MANGOS Companies through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the MANGOS Companies. The Adviser is also the investment adviser to the Underlying Security.

Meta Platforms, Inc. (NASDAQ: META) was incorporated in 2004 and builds technology that helps people connect and share, find communities, and grow businesses. The Company’s products enable people to connect and share with friends and family through mobile devices, personal computers, virtual reality (VR) and mixed reality (MR) headsets, and wearables.

Anthropic PBC is an artificial intelligence (“AI”) company that develops and commercializes advanced AI systems, including large language models, for enterprise and consumer applications. The company develops the Claude series of large language models. As of the date of this Prospectus, Anthropic is not publicly traded and does not file periodic reports under the Securities Exchange Act of 1934. If and when Anthropic’s securities become publicly listed, the Fund will disclose the applicable trading market and ticker symbol.

NVIDIA Corporation (NASDAQ: NVDA) designs, develops, and markets three-dimensional (3D) graphics processors and related software. Nvidia offers products that provide interactive 3D graphics to the mainstream personal computer market. Nvidia pioneered accelerated computing to help solve the most challenging computational problems. More recently, graphic processing units’ deep learning have ignited artificial intelligence with the graphic processing unit acting as the brain of computers, robots and self-driving vehicles.

Alphabet, Inc. (NASDAQ: GOOGL) is a holding company that provides online advertising services and operates a range of technology businesses. The company generates the substantial majority of its revenues from advertising through its Google Services segment and also offers products and services including search, YouTube, cloud computing, subscriptions, platforms and devices, and other technology services.

OpenAI, Inc. is an AI company focused on the research, deployment, and commercialization of AI systems, including large language models, generative AI platforms, and related infrastructure and enterprise services. The company develops the GPT family of large language models, including ChatGPT. As of the date of this Prospectus, OpenAI is not publicly traded and does not file periodic reports under the Securities Exchange Act of 1934. If and when OpenAI’s securities become publicly listed, the Fund will disclose the applicable trading market and ticker symbol.

Space Exploration Technologies Corp. (NASDAQ: SPCX) is a diversified technology enterprise with operations spanning aerospace launch services, satellite-based communications networks, and artificial intelligence technologies. Its activities include the development and launch of orbital vehicles, operation of satellite constellations, and the integration of artificial intelligence capabilities to support existing and future products and services.

Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security, including its most recent reports to shareholders, can be located by reference to its Investment Company Act file number 811-23872 (CIK: 0001976322) through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Each publicly listed MANGOS Company files periodic reports with the SEC, which are publicly available at www.sec.gov. Information regarding the MANGOS Companies that are not publicly traded may be obtained from other sources including, but not limited to, the company’s website, press releases, newspaper articles and other publicly disseminated documents and information.

This Prospectus relates only to the securities offered hereby and does not relate to any securities offered by the MANGOS Companies. The Fund has derived all disclosures contained in this Prospectus regarding the MANGOS Companies from the publicly available documents and information described above. Neither the Fund, the Trust, the Adviser nor any of their respective affiliates has participated in the preparation of such information or makes any representation regarding the accuracy or completeness of any publicly available information concerning a MANGOS Company. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of this Prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the price of the MANGOS Companies have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning a MANGOS Company could affect the value of the Fund and the Fund’s ability to achieve its investment objective.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance decreases over a period longer than a single day.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide -200% inverse leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.
Leverage Shares 1X Short MANGOS Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF that seeks to provide -100% daily inverse exposure to the performance of the Underlying Security, consistent with the Fund’s investment objective. The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, inverse (-100%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”), the Fund’s investment adviser, attempts to consistently apply inverse leverage to obtain short exposure to the Underlying Security equal to -100% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain short exposure to the Underlying Security by purchasing deep in-the-money put option contracts, or by entering into option combinations designed to replicate short exposure. In particular, the Fund may establish a position consisting of the purchase of a put option and the sale of a call option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic short forward”). The Fund will pay a premium to purchase put options and receive a premium from selling call options. These option positions are designed to provide economic exposure similar to a short position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. The maturities of such option positions are typically short-term and may range from one day to one month.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC. The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its inverse exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has fallen on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security increases on a given day, the Fund’s net assets are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to increase in value by more than 100% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

The Leverage Shares MANGOS ETF is an actively managed ETF that invests primarily in the equity securities issued by, and financial instruments with economic characteristics that in combination provide investment exposure to, the following six companies (each, a “MANGOS Company” and collectively, the “MANGOS Companies”): Meta Platforms, Inc., Anthropic PBC, NVIDIA Corporation, Alphabet Inc., OpenAI, Inc., and Space Exploration Technologies Corp. The Underlying Security obtains economic exposure to the MANGOS Companies through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the MANGOS Companies. The Adviser is also the investment adviser to the Underlying Security.

Meta Platforms, Inc. (NASDAQ: META) was incorporated in 2004 and builds technology that helps people connect and share, find communities, and grow businesses. The Company’s products enable people to connect and share with friends and family through mobile devices, personal computers, virtual reality (VR) and mixed reality (MR) headsets, and wearables.

Anthropic PBC is an artificial intelligence (“AI”) company that develops and commercializes advanced AI systems, including large language models, for enterprise and consumer applications. The company develops the Claude series of large language models. As of the date of this Prospectus, Anthropic is not publicly traded and does not file periodic reports under the Securities Exchange Act of 1934. If and when Anthropic’s securities become publicly listed, the Fund will disclose the applicable trading market and ticker symbol.

NVIDIA Corporation (NASDAQ: NVDA) designs, develops, and markets three-dimensional (3D) graphics processors and related software. Nvidia offers products that provide interactive 3D graphics to the mainstream personal computer market. Nvidia pioneered accelerated computing to help solve the most challenging computational problems. More recently, graphic processing units’ deep learning have ignited artificial intelligence with the graphic processing unit acting as the brain of computers, robots and self-driving vehicles.

Alphabet, Inc. (NASDAQ: GOOGL) is a holding company that provides online advertising services and operates a range of technology businesses. The company generates the substantial majority of its revenues from advertising through its Google Services segment and also offers products and services including search, YouTube, cloud computing, subscriptions, platforms and devices, and other technology services.

OpenAI, Inc. is an AI company focused on the research, deployment, and commercialization of AI systems, including large language models, generative AI platforms, and related infrastructure and enterprise services. The company develops the GPT family of large language models, including ChatGPT. As of the date of this Prospectus, OpenAI is not publicly traded and does not file periodic reports under the Securities Exchange Act of 1934. If and when OpenAI’s securities become publicly listed, the Fund will disclose the applicable trading market and ticker symbol.

Space Exploration Technologies Corp. (NASDAQ: SPCX) is a diversified technology enterprise with operations spanning aerospace launch services, satellite-based communications networks, and artificial intelligence technologies. Its activities include the development and launch of orbital vehicles, operation of satellite constellations, and the integration of artificial intelligence capabilities to support existing and future products and services.

Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security, including its most recent reports to shareholders, can be located by reference to its Investment Company Act file number 811-23872 (CIK: 0001976322) through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Each publicly listed MANGOS Company files periodic reports with the SEC, which are publicly available at www.sec.gov. Information regarding the MANGOS Companies that are not publicly traded may be obtained from other sources including, but not limited to, the company’s website, press releases, newspaper articles and other publicly disseminated documents and information.

This Prospectus relates only to the securities offered hereby and does not relate to any securities offered by the MANGOS Companies. The Fund has derived all disclosures contained in this Prospectus regarding the MANGOS Companies from the publicly available documents and information described above. Neither the Fund, the Trust, the Adviser nor any of their respective affiliates has participated in the preparation of such information or makes any representation regarding the accuracy or completeness of any publicly available information concerning a MANGOS Company. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of this Prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the price of the MANGOS Companies have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning a MANGOS Company could affect the value of the Fund and the Fund’s ability to achieve its investment objective.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance decreases over a period longer than a single day.